Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of the True Up Shares liability	3 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Changes in the Fair Value of the True Up Shares liability [Abstract]
Balance
Assumed in the Business Combination	555,000
Change in fair value	(269,000)
Balance	$ 286,000